Borrowings and Other Financings	12 Months Ended
Dec. 31, 2012
Borrowings and Other Financings

(13) Borrowings and Other Financings

(a) Short-Term Borrowings

Commercial Paper Facility

We have a $1.0 billion commercial paper program whereby notes are offered pursuant to an exemption from registration under the Securities Act of 1933 and may have a maturity of up to 364 days from the date of issue. As of December 31, 2012, we have no commercial paper outstanding.

Revolving Credit Facilities

We had two five-year revolving credit facilities of $930 million each, one that matured in May 2012 and the other in August 2012. We did not renew either of these facilities. These facilities had variable interest rates based on one-month London Interbank Offered Rate (“LIBOR”) plus a margin. At the time of maturity, we had no borrowings under either of these facilities and no letters of credit outstanding. Any letters of credit that were previously outstanding under these facilities have been replaced via other arrangements. As of December 31, 2011, we had no borrowings under these facilities; however, we utilized $257 million under these facilities primarily for the issuance of letters of credit for the benefit of one of our life insurance subsidiaries. In June 2010, we repaid $100 million of outstanding borrowings under each of our five-year revolving credit facilities using the net proceeds from our senior notes offering that was completed in June 2010. In November 2010, we repaid $125 million of outstanding borrowings under each of our five-year revolving credit facilities with cash on hand. The remaining outstanding borrowings of $240 million under each of our five-year revolving credit facilities were repaid with net proceeds from our senior notes offering that was completed in November 2010, together with cash on hand.

(b) Long-Term Borrowings

The following table sets forth total long-term borrowings as of December 31:

(Amounts in millions)	2012	2011
5.65% Senior Notes, due 2012 (1)	$—	$222
5.75% Senior Notes, due 2014 (1)	500	600
4.59% Senior Notes, due 2015 (2)	151	147
4.95% Senior Notes, due 2015 (1)	350	350
8.625% Senior Notes, due 2016 (1)	300	300
6.52% Senior Notes, due 2018 (1)	600	600
5.68% Senior Notes, due 2020 (2)	276	270
7.70% Senior Notes, due 2020 (1)	400	400
7.20% Senior Notes, due 2021 (1)	399	399
7.625% Senior Notes, due 2021 (1)	760	400
Floating Rate Junior Notes, due 2021 (3)	145	143
6.50% Senior Notes, due 2034 (1)	297	297
6.15% Junior Notes, due 2066	598	598

Total	$4,776	$4,726

(1)

We have the option to redeem all or a portion of the senior notes at any time with proper notice to the note holders at a price equal to the greater of 100% of principal or the sum of the present value of the remaining scheduled payments of principal and interest discounted at the then-current treasury rate plus an applicable spread.

(2)	Senior notes issued by our majority-owned subsidiary, Genworth MI Canada Inc. (“Genworth Canada”).
(3)	Subordinated floating rate notes issued by our indirect wholly-owned subsidiary, Genworth Financial Mortgage Insurance Pty Limited.

Long-Term Senior Notes

During the fourth quarter of 2012, we completed a tender offer for up to $100 million of our 5.75% senior notes that mature in June 2014. As a result of this tender offer, we repurchased principal of approximately $100 million of these notes, plus accrued interest on the notes repurchased, for a pre-tax loss of $6 million.

We repaid $222 million of our 5.65% senior notes that matured in June 2012 (“2012 Notes”).

In March 2011, we issued senior notes having an aggregate principal amount of $400 million, with an interest rate equal to 7.625% per year payable semi-annually, and maturing in September 2021 (“September 2021 Notes”). The September 2021 Notes are Genworth Holdings’ direct, unsecured obligations and will rank equally in right of payment with all of its existing and future unsecured and unsubordinated obligations. The net proceeds of $397 million from the issuance of the September 2021 Notes were used for general corporate purposes. In March 2012, we issued $350 million aggregate principal amount of additional September 2021 Notes. These September 2021 Notes were issued at a public offering price of 103% of principal amount, with a yield to maturity of 7.184%. The net proceeds of $358 million from the issuance of these new September 2021 Notes were used for general corporate purposes, including increasing liquidity at the Genworth Holdings level.

In December 2010, our majority-owned subsidiary, Genworth Canada, issued CAD$150 million of 4.59% senior notes due 2015. The net proceeds of the offering were used to fund transactions among Genworth Canada and its wholly-owned Canadian subsidiaries. Genworth Canada used the proceeds it received from such transactions for general corporate and investment purposes, and/or to fund a distribution to, or a repurchase of common shares from, Genworth Canada’s shareholders.

In November 2010, we issued senior notes having an aggregate principal amount of $400 million, with an interest rate equal to 7.200% per year payable semi-annually, and maturing in February 2021 (“February 2021 Notes”). The February 2021 Notes are Genworth Holdings’ direct, unsecured obligations and will rank equally in right of payment with all of its existing and future unsecured and unsubordinated obligations. The net proceeds of $396 million from the issuance of the February 2021 Notes, together with cash on hand, were used to repay in full the outstanding borrowings under our two five-year revolving credit facilities.

In June 2010, we issued senior notes having an aggregate principal amount of $400 million, with an interest rate equal to 7.700% per year payable semi-annually, and maturing in June 2020 (“2020 Notes”). The 2020 Notes are Genworth Holdings’ direct, unsecured obligations and will rank equally in right of payment with all of its existing and future unsecured and unsubordinated obligations. The net proceeds of $397 million from the issuance of the 2020 Notes were used to repay $100 million of outstanding borrowings under each of our five-year revolving credit facilities and the remainder of the proceeds were used for general corporate purposes.

In June 2010, our majority-owned subsidiary, Genworth Canada, issued CAD$275 million of 5.68% senior notes due 2020. The net proceeds of the offering were used to fund transactions among Genworth Canada and its Canadian wholly-owned subsidiaries. Genworth Canada used the proceeds it received from such transactions for general corporate and investment purposes and to fund a repurchase of common shares from Genworth Canada’s shareholders.

In December 2009, we issued senior notes having an aggregate principal amount of $300 million, with an interest rate equal to 8.625% per year payable semi-annually, and maturing in December 2016 (“2016 Notes”). The 2016 Notes are Genworth Holdings’ direct, unsecured obligations and will rank equally in right of payment with all of its existing and future unsecured and unsubordinated obligations. The net proceeds of $298 million from the issuance of the 2016 Notes were used for general corporate purposes.

In May 2008, we issued senior notes having an aggregate principal amount of $600 million, with an interest rate equal to 6.515% per year payable semi-annually, and maturing in May 2018 (“2018 Notes”). The 2018 Notes are Genworth Holdings’ direct, unsecured obligations and will rank equally in right of payment with all of its existing and future unsecured and unsubordinated obligations. The net proceeds of $597 million from the issuance of the 2018 Notes were used for general corporate purposes.

In June 2007, we issued the 2012 Notes, which had an aggregate principal amount of $350 million, with an interest rate equal to 5.65% per year payable semi-annually, and matured in June 2012. The 2012 Notes were our direct, unsecured obligations and ranked equally in right of payment with all of our existing and future unsecured and unsubordinated obligations. The net proceeds of $349 million from the issuance of the 2012 Notes were used to partially repay $500 million of our senior notes which matured in June 2007, with the remainder repaid with cash on hand. During 2009, we repurchased $128 million aggregate principal amount of the 2012 Notes, plus accrued interest, for a pre-tax gain of $5 million.

In September 2005, we issued senior notes having an aggregate principal amount of $350 million, with an interest rate equal to 4.95% per year payable semi-annually, and maturing in October 2015 (“2015 Notes”). The 2015 Notes are Genworth Holdings’ direct, unsecured obligations and will rank equally in right of payment with all of its existing and future unsecured and unsubordinated obligations. The net proceeds of $348 million from the issuance of the 2015 Notes were used to reduce our outstanding commercial paper borrowings.

In June 2004, we issued senior notes having an aggregate principal amount of $600 million maturing in 2014 and $300 million maturing in 2034. As a result of hedging arrangements entered into with respect to these securities, our effective interest rates will be 5.51% on the senior notes maturing in 2014 and 6.35% on the senior notes maturing in 2034. These senior notes are direct unsecured obligations and will rank without preference or priority among themselves and equally with all of Genworth Holdings’ existing and future unsecured and unsubordinated obligations.

In June 2001, GEFAHI issued ¥60.0 billion of unsecured senior notes through a public offering at a price of ¥59.9 billion. ¥3.0 billion of the notes were retired during 2004. We entered into arrangements to swap our obligations under these notes to a U.S. dollar obligation with a notional principal amount of $491 million and bearing interest at a rate of 4.84% per annum. We assumed this obligation under these notes in 2004 in connection with our corporation formation and IPO. During the second quarter of 2011, we repaid ¥57.0 billion of senior notes that matured in June 2011, plus accrued and unpaid interest. In addition, the arrangements to swap our obligations under these notes to a U.S. dollar obligation matured. Upon maturity of these swaps, we received $212 million from the derivative counterparty resulting in a net repayment of $491 million of principal related to these notes.

Long-Term Junior Subordinated Notes

In June 2011, our indirect wholly-owned subsidiary, Genworth Financial Mortgage Insurance Pty Limited, issued AUD$140 million of subordinated floating rate notes due 2021 with an interest rate of three-month Bank Bill Swap reference rate plus a margin of 4.75%. Genworth Financial Mortgage Insurance Pty Limited used the proceeds it received from this transaction for general corporate purposes.

In November 2006, we issued fixed-to-floating rate junior notes having an aggregate principal amount of $600 million, with an annual interest rate equal to 6.15% payable semi-annually, until November 15, 2016, at which point the annual interest rate will be equal to the three-month LIBOR plus 2.0025% payable quarterly, until the notes mature in November 2066 (“2066 Notes”). Subject to certain conditions, Genworth Holdings has the right, on one or more occasions, to defer the payment of interest on the 2066 Notes during any period of up to ten years without giving rise to an event of default and without permitting acceleration under the terms of the 2066 Notes. Genworth Holdings will not be required to settle deferred interest payments until it has deferred interest for five years or made a payment of current interest. In the event of our bankruptcy, holders will have a limited claim for deferred interest.

Genworth Holdings may redeem the 2066 Notes on November 15, 2036, the “scheduled redemption date,” but only to the extent that it has received net proceeds from the sale of certain qualifying capital securities. Genworth Holdings may redeem the 2066 Notes (i) in whole or in part, at any time on or after November 15, 2016 at their principal amount plus accrued and unpaid interest to the date of redemption or (ii) in whole or in part, prior to November 15, 2016 at their principal amount plus accrued and unpaid interest to the date of redemption or, if greater, a make-whole price.

The 2066 Notes will be subordinated to all existing and future senior, subordinated and junior subordinated debt of Genworth Holdings, except for any future debt that by its terms is not superior in right of payment, and will be effectively subordinated to all liabilities of our subsidiaries.

In connection with the issuance of the 2066 Notes, we entered into a Replacement Capital Covenant (the “Replacement Capital Covenant”), whereby we agreed, for the benefit of holders of our 6.5% Senior Notes due 2034, that Genworth Holdings will not repay, redeem or repurchase the 2066 Notes on or before November 15, 2046, unless such repayment, redemption or repurchase is made from the proceeds of the issuance of certain replacement capital securities and pursuant to the other terms and conditions set forth in the Replacement Capital Covenant.

Mandatorily Redeemable Preferred Stock

As part of our corporate formation, we issued 5.25% Series A Preferred Stock (“Series A Preferred Stock”) to GEFAHI. GEFAHI sold all of our Series A Preferred Stock in a public offering concurrent with our IPO. During August 2010, we repurchased 120,000 shares of our Series A Preferred Stock for $6 million. On June 1, 2011, we redeemed all the remaining outstanding shares of our Series A Preferred Stock at a price of $50 per share, plus unpaid dividends accrued to the date of redemption, for $57 million.

Dividends on the Series A Preferred Stock were fixed at an annual rate equal to 5.25% of the sum of (1) the stated liquidation value of $50 per share plus (2) accumulated and unpaid dividends. Dividends were payable quarterly in arrears on March 1, June 1, September 1 and December 1 of each year. For the years ended December 31, 2011 and 2010, we paid dividends of $2 million and $3 million, respectively, which were recorded as interest expense in the consolidated statements of income.

(c) Non-Recourse Funding Obligations

We issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance products.

The following table sets forth the non-recourse funding obligations (surplus notes) of our wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

(Amounts in millions)
Issuance	2012	2011
River Lake Insurance Company (a), due 2033	$570	$570
River Lake Insurance Company (b), due 2033	489	500
River Lake Insurance Company II (a), due 2035	192	192
River Lake Insurance Company II (b), due 2035	500	520
River Lake Insurance Company III (a), due 2036	—	411
River Lake Insurance Company III (b), due 2036	—	240
River Lake Insurance Company IV Limited (b) , due 2028	—	508
Rivermont Insurance Company I (a), due 2050	315	315

Total	$2,066	$3,256

(a)	Accrual of interest based on one-month LIBOR that resets every 28 days plus a fixed margin.
(b)	Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. We have provided a limited guarantee to Rivermont Insurance Company (“Rivermont I”), where under adverse interest rate, mortality or lapse scenarios (or combination thereof), we may be required to provide additional funds to Rivermont I. Genworth Life and Annuity Insurance Company, our wholly-owned subsidiary, has agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for non-payment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

During 2012, River Lake Insurance Company, our indirect wholly-owned subsidiary, repaid $11 million of its total outstanding floating rate subordinated notes due in 2033.

In December 2012, we acquired $20 million of non-recourse funding obligations issued by River Lake Insurance Company II (“River Lake II”), our indirect wholly-owned subsidiary, resulting in a U.S. GAAP after-tax gain of $4 million. We accounted for these transactions as redemptions of our non-recourse funding obligations.

On March 26, 2012, River Lake Insurance Company IV Limited (“River Lake IV”) repaid $3 million of its total outstanding $8 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. During the three months ended September 30, 2012, as part of a life block transaction, we acquired $270 million of non-recourse funding obligations issued by River Lake IV, which were accounted for as redemptions of our non-recourse funding obligations and resulted in a U.S. GAAP after-tax gain of approximately $21 million. The life block transaction also resulted in higher after-tax DAC amortization of $25 million reflecting loss recognition associated with a third-party reinsurance treaty plus additional expenses. The combined transactions resulted in a U.S. GAAP after-tax loss of $6 million in the three months ended September 30, 2012 which was included in our U.S. Life Insurance segment. In December 2012, we repaid the remaining outstanding non-recourse funding obligations issued by River Lake IV of $235 million.

In January 2012, as part of a life block transaction, we acquired $475 million of our non-recourse funding obligations issued by River Lake Insurance Company III (“River Lake III”), our indirect wholly-owned subsidiary, which were accounted for as redemptions of our non-recourse funding obligations and resulted in a U.S. GAAP after-tax gain of approximately $52 million. In connection with the life block transaction, we ceded certain term life insurance policies to a third-party reinsurer resulting in a U.S. GAAP after-tax loss, net of DAC amortization, of $93 million. The combined transactions resulted in a U.S. GAAP after-tax loss of approximately $41 million in the three months ended March 31, 2012 which was included in our U.S. Life Insurance segment. In February and March 2012, we repaid the remaining outstanding non-recourse funding obligations issued by River Lake III of $176 million.

During 2011, we acquired $175 million aggregate principal amount of notes issued by River Lake II, River Lake III and River Lake IV secured by our non-recourse funding obligations, plus accrued interest, for a pre-tax gain of $48 million. We accounted for these transactions as redemptions of our non-recourse funding obligations.

On March 25, 2011, River Lake IV repaid $6 million of its total outstanding $22 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. On March 25, 2010, River Lake IV repaid $6 million of its total outstanding $28 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments.

The weighted-average interest rates on the non-recourse funding obligations as of December 31, 2012 and 2011 were 1.54% and 1.41%, respectively.

(d) Liquidity

Principal amounts under our long-term borrowings (including senior notes) and non-recourse funding obligations by maturity were as follows as of December 31, 2012:

(Amounts in millions)	Amount
2013	$—
2014	500
2015	501
2016	300
2017 and thereafter (1)	5,538

Total	$6,839

(1)	Repayment of $2.1 billion of our non-recourse funding obligations requires regulatory approval.

Our liquidity requirements are principally met through cash flows from operations.